CONSOLIDATED BALANCE SHEETS	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Current assets:
Cash and cash equivalents	$ 88,967,883	554,278,809	1,071,725,828
Short term investment	140,824	877,350	0
Accounts receivable, net of allowance for doubtful accounts of 2011: nil, 2012: RMB26,834	2,507,452	15,621,678	10,054,911
Advances to suppliers	336,195	2,094,525	3,365,755
Prepayments and other current assets	12,202,405	76,022,204	66,060,141
Prepaid royalties	2,378,827	14,820,331	15,556,270
Deferred costs	144,614	900,961	1,903,099
Total current assets	106,678,200	664,615,858	1,168,666,004
Restricted cash	118,451	737,959	0
Investments in equity investees	12,201,696	76,017,792	72,051,143
Available-for-sale investments	1,008,892	6,285,500	6,342,100
Property, equipment and software	10,365,053	64,575,315	60,513,021
Goodwill	1,606,916	10,011,247	10,035,775
Intangible assets	24,887,211	155,049,811	159,493,400
Land use right	11,896,296	74,115,115	76,036,026
Other long-term assets	9,781,027	60,936,775	75,756,603
Total assets	178,543,742	1,112,345,372	1,628,894,072
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIEs without recourse to the Group of 18,844,789 and 19,753,814 as of December 31, 2011, and December 31, 2012, respectively)	8,819,633	54,947,197	44,149,842
Other taxes payable (including other taxes payable of the consolidated VIEs without recourse to the Group of 3,042,253 and 1,487,795 as of December 31, 2011, and December 31, 2012, respectively)	665,904	4,148,647	5,797,785
Advances from customers (including advances from customers of the consolidated VIEs without recourse to the Group of 16,115,067 and 7,119,429 as of December 31, 2011, and December 31, 2012, respectively)	2,869,625	17,878,053	27,010,571
Deferred revenue (including deferred revenue of the consolidated VIEs without recourse to the Group of 12,011,822 and 12,827,945 as of December 31, 2011, and December 31, 2012, respectively)	3,251,204	20,255,327	16,661,791
Refund of game points (including refund of game points of the consolidated VIEs without recourse to the Group of 169,998,682 as of both December 31, 2011, and December 31, 2012)	27,286,670	169,998,682	169,998,682
Other payables and accruals (including other payables and accruals of the consolidated VIEs without recourse to the Group of 23,037,145 and 22,014,045 as of December 31, 2011, and December 31, 2012, respectively)	8,103,346	50,484,656	47,906,323
Total current liabilities	50,996,382	317,712,562	311,524,994
Long-term accounts payables (including Long-term accounts payables of the consolidated VIEs without recourse to the Group of nil as of both December 31, 2011 and December 31, 2012)	6,406,466	39,912,925	60,016,072
Deferred tax liabilities, non-current (including deferred tax liabilities, non-current of the consolidated VIEs without recourse to the Group of nil as of both December 31, 2011 and December 31, 2012)	884,150	5,508,341	5,521,837
Total liabilities	58,286,998	363,133,828	377,062,903
Commitments and contingencies (Note 28)
The9 Limited shareholders' equity
Ordinary shares (US$0.01 par value; 250,000,000 shares authorized as of December 31, 2011 and 2012, 24,456,805 and 24,484,634 shares issued and outstanding as of December 31, 2011 and December 31, 2012, respectively)	320,603	1,997,390	1,996,367
Additional paid-in capital	344,844,566	2,148,416,134	2,110,986,623
Statutory reserves	4,505,864	28,071,982	28,071,982
Accumulated other comprehensive loss	(1,077,185)	(6,710,971)	(5,968,056)
Accumulated deficit	(222,517,825)	(1,386,308,302)	(872,306,210)
The9 Limited shareholders' equity	126,076,023	785,466,233	1,262,780,706
Noncontrolling interest	(5,819,279)	(36,254,689)	(10,949,537)
Total equity	120,256,744	749,211,544	1,251,831,169
Total liabilities and equity	$ 178,543,742	1,112,345,372	1,628,894,072